DuPont Capital Emerging Markets Fund
FUND SUMMARY DUPONT CAPITAL EMERGING MARKETS FUND
Investment Objective
The DuPont Capital Emerging Markets Fund (the “Emerging Markets Fund” or the “Fund”) seeks long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled 'Purchase of Shares" on page 22 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees DuPont Capital Emerging Markets Fund		Class A, DuPont Capital Emerging Markets Fund		Class C, DuPont Capital Emerging Markets Fund	Class D, DuPont Capital Emerging Markets Fund	Class I, DuPont Capital Emerging Markets Fund
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		1.00%	[1]	none	none	none
Redemption Fee (as a percentage of amount redeemed)	[2]	2.00%		2.00%	2.00%	2.00%
[1]	A contingent deferred sales charge ("CDSC") of 1.00% is assessed on certain redemptions of Class A shares made within 24 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Within 60 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses DuPont Capital Emerging Markets Fund		Class A, DuPont Capital Emerging Markets Fund	Class C, DuPont Capital Emerging Markets Fund	Class D, DuPont Capital Emerging Markets Fund	Class I, DuPont Capital Emerging Markets Fund
Management Fees		1.05%	1.05%	1.05%	1.05%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses		0.57%	0.57%	0.57%	0.57%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	[1]	1.90%	2.65%	1.90%	1.65%
Fee Waiver and/or Expense Reimbursement	[1]	(0.06%)	(0.06%)	(0.06%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.84%	2.59%	1.84%	1.59%
[1]	DuPont Capital Management Corporation ("DuPont Capital" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 1.60% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2013, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expenses Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A shares and Class C shares and $1,000,000 in the Fund’s Class D shares and Class I shares (investment minimum) for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DuPont Capital Emerging Markets Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A, DuPont Capital Emerging Markets Fund	Class A	751	1,126
Class C, DuPont Capital Emerging Markets Fund	Class C	262	812
Class D, DuPont Capital Emerging Markets Fund	Class D	18,691	58,505
Class I, DuPont Capital Emerging Markets Fund	Class I	16,171	50,834

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal period December 6, 2010 (commencement of operations) through April 30, 2011, the Fund’s portfolio turnover rate was 60.0% of the average value of its portfolio.
Summary of Principal Investment Strategies

The Fund will invest primarily in equity and equity-related securities, including preferred stock. Under normal circumstances, the Fund invests at least 80% of its net assets, at the time of initial purchase, in equity or equity-related securities of issuers that: (i) have their principal securities trading market in an emerging country; (ii) alone or on a consolidated basis derive 50% or more of annual revenue from goods produced, sales made or services performed in emerging countries; (iii) are organized under the laws of, and have a principal office in, an emerging country, (iv) depositary receipts of issuers described in (i) and (iii) above, or (v) exchange-traded funds that invest in an emerging country or countries.

The term "emerging markets" includes any country: (i) having an "emerging stock market" as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Adviser seeks to identify emerging market companies trading at a significant discount relative to such companies’ estimated normalized earnings potential by using in-depth fundamental analysis combined with top down country risk assessment. The Adviser attempts to build a portfolio with a long-term investment horizon that it believes will achieve excess returns with below average risk. The Adviser expects the Fund will hold approximately 50 to 120 securities.

The Adviser may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s net asset value (“NAV”), yield and total return. There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

• Currency Risk: The value of the Fund’s investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

• Emerging Markets Risk: Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

• Depositary Receipts Risk: The issuers of unsponsored depositary receipts are not obligated to disclose information that is, in the United States, considered material. Therefore, there may be less information available regarding these issuers and there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

• Equity Securities Risk: Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

• Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

• Management Risk: Management risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies.

• Market Risk: Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

• Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

• Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them. .

Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.
DuPont Capital Emerging Markets Debt Fund
FUND SUMMARY DUPONT CAPITAL EMERGING MARKETS DEBT FUND
Investment Objective
The DuPont Capital Emerging Markets Debt Fund (the “Emerging Markets Debt Fund” or the “Fund”) seeks high total return from current income and capital appreciation consistent with preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts with respect to Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 or more in the Fund. More information about these and other discounts is available from your financial professional and in the section entitled “Purchase of Shares” on page 22 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees DuPont Capital Emerging Markets Debt Fund		Class A, DuPont Capital Emerging Markets Debt Fund		Class C, DuPont Capital Emerging Markets Debt Fund	Class D, DuPont Capital Emerging Markets Debt Fund	Class I, DuPont Capital Emerging Markets Debt Fund
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		5.75%		none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		1.00%	[1]	none	none	none
Redemption Fee (as a percentage of amount redeemed)	[2]	2.00%		2.00%	2.00%	2.00%
[1]	A CDSC of 1.00% is assessed on certain redemptions of Class A shares made within 24 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.
[2]	Within 60 days of purchase

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses DuPont Capital Emerging Markets Debt Fund		Class A, DuPont Capital Emerging Markets Debt Fund	Class C, DuPont Capital Emerging Markets Debt Fund	Class D, DuPont Capital Emerging Markets Debt Fund	Class I, DuPont Capital Emerging Markets Debt Fund
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and/or Service (Rule 12b-1) Fees		0.25%	1.00%	0.25%	none
Other Expenses	[1]	0.50%	0.50%	0.50%	0.50%
Total Annual Fund Operating Expenses		1.35%	2.10%	1.35%	1.10%
Fee Waiver and/or Expense Reimbursement		(0.21%)	(0.21%)	(0.21%)	(0.21%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	1.14%	1.89%	1.14%	0.89%
[1]	"Other expenses" are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (excluding any class-specific fees and expenses, interest, extraordinary items, "Acquired Fund fees and expenses" and brokerage commissions) do not exceed 0.89% (on an annual basis) of the Fund's average daily net assets (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2014, unless the Board of Trustees approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Class A shares and Class C shares and $1,000,000 in the Fund’s Class D shares and Class I shares (investment minimum) for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example DuPont Capital Emerging Markets Debt Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years
Class A, DuPont Capital Emerging Markets Debt Fund	Class A	685	916
Class C, DuPont Capital Emerging Markets Debt Fund	Class C	192	594
Class D, DuPont Capital Emerging Markets Debt Fund	Class D	11,620	36,223
Class I, DuPont Capital Emerging Markets Debt Fund	Class I	9,083	28,384

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Summary of Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a portfolio of emerging markets debt instruments issued or guaranteed by government entities, financial institutions, and companies in emerging market countries. These debt instruments are denominated in U.S. Dollars and Euro Dollars and the currencies of the emerging markets countries of the issuer.

The term “emerging markets” includes any country: (i) having an “emerging stock market” as defined by the International Finance Corporation; (ii) with low- to middle-income economies according to the International Bank for Reconstruction and Development (the “World Bank”); (iii) listed in World Bank publications as developing; or (iv) determined by the Adviser to be an emerging market. Currently, these countries generally include every country in the world except Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States.

The Fund will invest primarily in sovereign debt securities issued by governments of emerging markets countries, their agencies or instrumentalities, or other government-related entities. The Fund’s investments may also include, among other things, corporate debt securities, convertible securities, securities issued by supranational organizations, floating rate commercial loans, securitized loan participations, Rule 144A securities, non-U.S. currencies, forward currency contracts and other foreign currency transactions, and derivatives related to these types of securities and instruments. The Fund may also invest in currencies, money market and short-term debt securities and cash equivalents.

The Fund may invest, in debt securities of any credit rating (including unrated securities) and may invest without limit in higher risk, below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.” Such securities may include those that are in default with respect to the payment of principal or interest. The Adviser does not manage the Fund to have a specific average portfolio maturity or duration.

In constructing the portfolio, the Adviser applies a disciplined, value-based investment process that integrates top-down global analysis and bottom-up country research together with active risk management to systematically analyze emerging market debt instruments and to create a portfolio of emerging market debt instruments of countries that have a global competitive advantage and attractive valuation. The Adviser will consider factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks, economic factors, and currency exchange rates. The Adviser attempts to build a portfolio with a focus on total return and capital preservation that it believes will achieve excess returns over a full market cycle.

The Adviser may sell a security when it believes the security is approaching full valuation, changing circumstances affect the original reasons for its purchase or more attractive opportunities are identified.

Summary of Principal Risks

The Fund is subject to the principal risks summarized below. These risks could adversely affect the Fund’s NAV, yield and total return. There is no assurance that the Fund will achieve its investment objectives and you can lose money investing in this Fund.

• Credit (or Default) Risk: The risk that the inability or unwillingness of an issuer or guarantor of a fixed income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund’s investments and its returns. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

• Currency Risk: The value of the Fund’s investments may fall as a result of changes in exchange rates. Because the Fund may invest a portion of its assets in investments denominated in non-U.S. currencies or whose return is linked to those currencies, it is especially susceptible to this risk.

• Emerging Markets Risk: The risk that markets of emerging market countries are less developed and less liquid, subject to greater price volatility and generally subject to increased economic, political, regulatory and other uncertainties than more developed markets.

• Foreign Securities Risk: The risk that investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to less liquid markets, and adverse economic, political, diplomatic, financial, and regulatory factors. Foreign governments also may impose limits on investment and repatriation and impose taxes. Any of these events could cause the value of the Fund’s investments to decline.

• High Yield Securities Risk: High yield securities (also known as junk bonds) are generally considered more risky than investment grade, fixed income securities. The total return and yield of high yield securities can be expected to fluctuate more than the total return and yield of higher quality securities. High yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments. Successful investment in high yield securities involves greater investment risk and is highly dependent on the Adviser’s credit analysis and market analysis.

• Interest Rate/Maturity Risk: The risk that the value of the Fund’s assets will decline because of rising interest rates. The magnitude of this decline will often be greater for longer term fixed income securities than shorter-term securities.

• Liquidity Risk/Illiquid Securities Risk: The risk that the Fund could lose money if it is unable to dispose of an investment at a time that is most beneficial.

• Management Risk: As with any managed fund, the Fund’s investment adviser may not be successful in selecting the best-performing securities or investment techniques, and the Fund’s performance may lag behind that of similar funds. The Adviser may also miss out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

• Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

• Non-Diversification Risk: The Fund is non-diversified, which means that a significant portion of the Fund’s assets may be invested in the securities of a single or small number of companies and/or in a more limited number of sectors than a diversified mutual fund. An investment in the Fund could fluctuate in value more than an investment in a diversified fund.

• Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of the opportunity are tied up in less advantageous investments.

• Prepayment Risk: The risk that a debt security may be paid off and proceeds invested earlier than anticipated. Depending on market conditions, the new investments may or may not carry the same interest rate.

• Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.

Performance Information
The Fund’s performance information is only shown when the Fund has had a full calendar year of operations.